Source Capital, Inc.

SCHEDULE OF INVESTMENTS

As of September 30, 2023 (Unaudited)

Principal
Amount		Value
	BONDS & DEBENTURES — 34.5%
	ASSET-BACKED SECURITIES — 14.2%
	COLLATERALIZED LOAN OBLIGATION — 7.7%
	ABPCI Direct Lending Fund CLO I LLC
$2,056,000	Series 2016-1A, Class E2, 14.318% (3-Month Term SOFR+899.161 basis points), 7/20/2033(a),(b)	$1,910,236
	ABPCI Direct Lending Fund CLO II LLC
2,942,000	Series 2017-1A, Class ER, 13.188% (3-Month Term SOFR+786.161 basis points), 4/20/2032(a),(b)	2,663,148
	Barings Middle Market CLO Ltd.
1,040,000	Series 2021-IA, Class D, 14.238% (3-Month Term SOFR+891.161 basis points), 7/20/2033(a),(b)	962,982
	BlackRock Maroon Bells CLO XI LLC
3,373,500	Series 2022-1A, Class E, 14.808% (3-Month Term SOFR+950 basis points), 10/15/2034(a),(b)	3,251,831
	Fortress Credit Opportunities IX CLO Ltd.
5,186,000	Series 2017-9A, Class ER, 13.630% (3-Month Term SOFR+832.161 basis points), 10/15/2033(a),(b)	4,670,320
	Ivy Hill Middle Market Credit Fund XII Ltd.
814,000	Series 12A, Class DR, 13.758% (3-Month Term SOFR+843.161 basis points), 7/20/2033(a),(b)	726,343
	Ivy Hill Middle Market Credit Fund XVIII Ltd.
3,464,000	Series 18A, Class E, 13.357% (3-Month Term SOFR+801.161 basis points), 4/22/2033(a),(b)	3,081,782
	Ivy Hill Middle Market Credit Fund XX Ltd.
2,380,000	Series 20A, Class E, 15.232% (3-Month Term SOFR+1,000 basis points), 4/15/2035(a),(b)	2,290,988
	Parliament CLO II Ltd.
1,854,000	Series 2021-2A, Class D, 9.341% (3-Month Term SOFR+396.161 basis points), 8/20/2032(a),(b)	1,699,540
	TCP Waterman CLO LLC
1,571,000	Series 2017-1A, Class ER, 13.801% (3-Month Term SOFR+842.161 basis points), 8/20/2033(a),(b)	1,417,381
	VCP CLO II Ltd.
4,421,000	Series 2021-2A, Class E, 13.980% (3-Month Term SOFR+867.161 basis points), 4/15/2031(a),(b)	4,242,414
		26,916,965
	EQUIPMENT — 0.8%
	Coinstar Funding LLC
2,872,500	Series 2017-1A, Class A2, 5.216%, 4/25/2047(a)	2,406,128
	Prosper Marketplace Issuance Trust
436,405	Series 2017-1A, 5.300%, 3/15/2042	372,035
		2,778,163
	OTHER — 5.7%
	ABPCI Direct Lending Fund ABS I Ltd.

Source Capital, Inc.

SCHEDULE OF INVESTMENTS - Continued

As of September 30, 2023 (Unaudited)

Principal
Amount		Value
	BONDS & DEBENTURES (Continued)
	ASSET-BACKED SECURITIES (Continued)
	OTHER (Continued)
$342,954	Series 2020-1A, Class A, 3.199%, 12/20/2030(a)	$322,850
3,464,812	Series 2020-1A, Class B, 4.935%, 12/20/2030(a)	3,219,226
	ABPCI Direct Lending Fund ABS II LLC
3,387,000	Series 2022-2A, Class C, 8.236%, 3/1/2032(a)	2,881,365
	Cologix Data Centers US Issuer LLC
1,765,000	Series 2021-1A, Class C, 5.990%, 12/26/2051(a)	1,439,942
	Diamond Infrastructure Funding LLC
384,000	Series 2021-1A, Class C, 3.475%, 4/15/2049(a)	333,369
	Diamond Issuer
1,000,000	Series 2021-1A, Class C, 3.787%, 11/20/2051(a)	797,306
	Elm Trust
76,414	Series 2020-3A, Class A2, 2.954%, 8/20/2029(a)	71,769
199,045	Series 2020-3A, Class B, 4.481%, 8/20/2029(a)	178,860
1,082,896	Series 2020-4A, Class B, 3.866%, 10/20/2029(a)	950,237
	Golub Capital Partners ABS Funding Ltd.
1,246,940	Series 2020-1A, Class B, 4.496%, 1/22/2029(a)	1,126,897
1,444,000	Series 2021-1A, Class B, 3.816%, 4/20/2029(a)	1,324,977
3,377,000	Series 2021-2A, Class B, 3.994%, 10/19/2029(a)	2,731,885
	Hotwire Funding LLC
750,000	Series 2021-1, Class C, 4.459%, 11/20/2051(a)	624,206
	Monroe Capital ABS Funding Ltd.
872,000	Series 2021-1A, Class B, 3.908%, 4/22/2031(a)	835,312
	TVEST LLC
24,564	Series 2020-A, Class A, 4.500%, 7/15/2032(a)	24,351
	VCP RRL ABS I Ltd.
1,020,999	Series 2021-1A, Class B, 2.848%, 10/20/2031(a)	927,709
2,150,694	Series 2021-1A, Class C, 5.425%, 10/20/2031(a)	1,918,118
		19,708,379
	TOTAL ASSET-BACKED SECURITIES
	(Cost $54,285,788)	49,403,507
	COMMERCIAL MORTGAGE-BACKED SECURITIES — 0.4%
	AGENCY — 0.1%
	Eleven Madison Mortgage Trust
344,000	Series 2015-11MD, Class A, 3.673%, 9/10/2035(a),(b)	300,329

Source Capital, Inc.

SCHEDULE OF INVESTMENTS - Continued

As of September 30, 2023 (Unaudited)

Principal
Amount		Value
	COMMERCIAL MORTGAGE-BACKED SECURITIES (Continued)
	NON-AGENCY — 0.3%
	BX Commercial Mortgage Trust
$1,311,000	Series 2021-VOLT, Class F, 7.847% (1-Month Term SOFR+251.448 basis points), 9/15/2036(a),(b)	$1,231,511
	TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES
	(Cost $1,616,147)	1,531,840
	CONVERTIBLE BONDS — 2.8%
	Delivery Hero SE
3,500,000	1.000%, 4/30/2026	3,109,091
500,000	1.000%, 1/23/2027	414,218
	RealReal, Inc.
2,000,000	3.000%, 6/15/2025	1,400,000
	Wayfair, Inc.
5,078,000	0.625%, 10/1/2025	4,373,681
122,000	1.000%, 8/15/2026	99,735
	Zillow Group, Inc.
48,000	2.750%, 5/15/2025	49,272
350,000	1.375%, 9/1/2026	417,025
	TOTAL CONVERTIBLE BONDS
	(Cost $9,992,441)	9,863,022
	CORPORATE BANK DEBT — 7.1%
	ABG Intermediate Holdings 2 LLC
490,400	11.414% (1-Month Term SOFR+600 basis points), 12/20/2029(b),(c),(d)	492,852
	Axiom Global, Inc.
1,726,687	10.175% (1-Month Term SOFR+475 basis points), 10/1/2026(b),(c),(d)	1,670,570
	Azalea Topco, Inc.
1,150,102	8.945% (3-Month Term SOFR+350 basis points), 7/25/2026(b),(c),(d)	1,108,411
	Capstone Acquisition Holdings, Inc. 2020 Delayed Draw Term Loan
150,205	10.165% (1-Month Term SOFR+475 basis points), 11/12/2027(c),(d),(e),(f)	144,196
	Capstone Acquisition Holdings, Inc. 2020 Term Loan
2,164,785	10.165% (1-Month Term SOFR+475 basis points), 11/12/2027(c),(d),(e)	2,078,194
	CB&I STS Delaware LLC
2,000,000	13.159% (1-Month Term SOFR+750 basis points), 12/31/2026(c),(d),(e)	1,960,000
	Centric Commercial Finance Ltd.
4,300,000	11.277% (3-Month Term SOFR+600 basis points), 9/30/2026(c),(d),(e),(f)	2,508,333
	Cimpress Public Ltd.
988,820	8.930% (1-Month Term SOFR+350 basis points), 5/17/2028(b),(c),(d)	977,280
	Cornerstone OnDemand, Inc.
73,442	9.402% (3-Month Term SOFR+375 basis points), 10/15/2028(b),(c),(d)	71,606
	Element Commercial Funding LP
2,360,000	10.730% (1-Month Term SOFR+575 basis points), 9/15/2024(c),(d),(e),(f)	2,094,500
	Farfetch U.S. Holdings, Inc.
3,347,880	11.576% (3-Month Term SOFR+625 basis points), 10/20/2027(c),(d)	3,113,528

Source Capital, Inc.

SCHEDULE OF INVESTMENTS - Continued

As of September 30, 2023 (Unaudited)

Principal
Amount		Value
	CORPORATE BANK DEBT (Continued)
	Frontier Communications Holdings LLC
$1,240,448	9.179% (1-Month Term SOFR+375 basis points), 10/8/2027(b),(c),(d)	$1,204,016
	Heartland Dental LLC/Heartland Dental Finance Corp.
1,725,000	10.500% (1-Month Term SOFR+500 basis points), 4/30/2028(c),(d)	1,725,000
	JC Penney Corp., Inc.
471,317	9.384% (1-Month USD Libor+425 basis points), 6/23/2025*,(b),(c),(d)	47
	Lealand Finance Company B.V. Senior Exit LC
806,001	8.319%, 6/30/2024(c),(d),(e)	(362,701)
5,479,658	10.069%, 6/30/2024(c),(d),(e),(f)	(1,534,304)
	Light Commercial Funding LP
1,332,000	11.153% (1-Month Term SOFR+600 basis points), 10/31/2026(c),(d),(e),(f)	1,291,300
	McDermott LC
73,867	9.247%, 12/31/2025(c),(d),(e),(f),(g)	216,573
	McDermott Tanks Escrow LC
228,693	9.997%, 12/31/2026(c),(d),(e)	125,781
	McDermott Tanks Secured LC
1,885,342	10.066%, 12/31/2026(c),(d),(e),(f)	(263,948)
	McDermott Technology Americas, Inc.
141,927	8.429% (1-Month Term SOFR+300 basis points), 6/30/2024(b),(c),(d)	99,349
1,246,656	9.429% (1-Month Term SOFR+400 basis points), 6/30/2025(b),(c),(d)	623,328
	Polaris Newco, LLC Term Loan B
1,145,595	9.652% (1-Month Term SOFR+400 basis points), 6/4/2028(b),(c),(d)	1,095,475
	Project Myrtle
3,000,000	7.500% (1-Month Term SOFR+317.9 basis points), 6/15/2025(c),(d),(e),(f)	888,449
	QBS Parent, Inc.
1,934,177	9.647% (3-Month Term SOFR+425 basis points), 9/21/2025(b),(c)	1,789,114
	Vision Solutions, Inc.
73,439	9.863% (3-Month Term SOFR+400 basis points), 5/28/2028(b),(c),(d)	70,961
	WH Borrower LLC, Term Loan B
1,155,330	10.808% (3-Month Term SOFR+550 basis points), 2/15/2027(b),(c),(d)	1,149,553
	Windstream Services LLC
253,078	11.664% (1-Month Term SOFR+625 basis points), 9/21/2027(b),(c),(d)	241,373
	TOTAL CORPORATE BANK DEBT
	(Cost $28,461,190)	24,578,836
	CORPORATE BONDS — 10.0%
	COMMUNICATIONS — 1.0%
	Consolidated Communications, Inc.
1,272,000	6.500%, 10/1/2028(a)	993,750
	Frontier Communications Holdings LLC
453,000	5.875%, 10/15/2027(a)	410,341
	Upwork, Inc.
2,500,000	0.250%, 8/15/2026	2,051,305
		3,455,396

Source Capital, Inc.

SCHEDULE OF INVESTMENTS - Continued

As of September 30, 2023 (Unaudited)

Principal
Amount		Value
	CORPORATE BONDS (Continued)
	CONSUMER DISCRETIONARY — 1.0%
	Air Canada Pass Through Trust
$2,643,000	Series 2020-1, Class C, 10.500%, 7/15/2026(a)	$2,819,524
	Cimpress PLC
381,000	7.000%, 6/15/2026	357,188
	VT Topco, Inc.
421,000	8.500%, 8/15/2030(a)	416,815
		3,593,527
	ENERGY — 3.8%
	Gulfport Energy Corp.
337,000	6.000%, 10/15/2024(h)	212
171,000	6.625%, 5/1/2025(h)	108
162,000	6.375%, 5/15/2025(h)	102
169,000	6.375%, 1/15/2026(h)	106
10,975	8.000%, 5/17/2026	10,953
	Tidewater, Inc.
9,600,000	8.500%, 11/16/2026	9,906,000
3,000,000	10.375%, 7/3/2028(a)	3,101,250
		13,018,731
	FINANCIALS — 3.2%
	Apollo Debt Solution Delayed Draw Term Loan
2,333,000	8.620%, 9/28/2028(c),(d),(e)	2,333,000
	Blue Owl Credit Income Corp.
1,970,000	4.700%, 2/8/2027	1,788,004
2,243,000	7.750%, 9/16/2027	2,224,837
	Charles Schwab Corp.
549,000	4.000% (USD 5 Year Tsy+316.8 basis points)(b),(i)	454,051
75,000	5.000% (3-Month USD Libor+257.5 basis points)(b),(i)	56,625
	Midcap Financial Issuer Trust
3,466,000	6.500%, 5/1/2028(a)	3,006,755
	Vornado Realty LP
1,000,000	3.500%, 1/15/2025	949,629
250,000	2.150%, 6/1/2026	212,285
		11,025,186
	TECHNOLOGY — 1.0%
	Hlend Senior Notes
3,500,000	8.170%, 3/15/2028(d),(e)	3,500,000
	TOTAL CORPORATE BONDS
	(Cost $34,891,470)	34,592,840
	TOTAL BONDS & DEBENTURES
	(Cost $129,247,036)	119,970,045

Source Capital, Inc.

SCHEDULE OF INVESTMENTS - Continued

As of September 30, 2023 (Unaudited)

Number of
Shares		Value
	CLOSED-END FUNDS — 0.1%
142,220	Altegrity, Inc.(d),(e)	$331,372
	TOTAL CLOSED-END FUNDS
	(Cost $0)	331,372
	COMMON STOCKS — 41.3%
	AEROSPACE & DEFENSE — 1.8%
40,705	Howmet Aerospace, Inc.	1,882,606
26,846	Safran SA	4,218,617
		6,101,223
	APPAREL & TEXTILE PRODUCTS — 0.6%
17,577	Cie Financiere Richemont SA Class A	2,150,561
	ASSET MANAGEMENT — 1.3%
60,010	Groupe Bruxelles Lambert NV	4,476,483
14,610	Pershing Square Tontine Holdings Ltd.(e)	—
		4,476,483
	BANKING — 2.7%
109,756	Citigroup, Inc.	4,514,264
120,510	Wells Fargo & Co.	4,924,039
		9,438,303
	BEVERAGES — 2.5%
58,705	Heineken Holding NV	4,431,268
122,940	JDE Peet's NV	3,433,846
124,345	Swire Pacific Ltd. Class A	839,182
		8,704,296
	CABLE & SATELLITE — 3.5%
5,983	Charter Communications, Inc. Class A*	2,631,443
215,600	Comcast Corp. Class A	9,559,704
		12,191,147
	CHEMICALS — 1.5%
76,881	International Flavors & Fragrances, Inc.	5,240,978
	CONSTRUCTION MATERIALS — 2.8%
18,044	Heidelberg Materials AG	1,402,468
129,817	Holcim AG	8,335,857
		9,738,325
	E-COMMERCE DISCRETIONARY — 0.7%
28,187	Alibaba Group Holding Ltd.*	308,110
18,004	Amazon.com, Inc.*	2,288,668
		2,596,778
	ELECTRIC UTILITIES — 0.7%
68,180	FirstEnergy Corp.	2,330,393
9,047	PG&E Corp.*	145,928
		2,476,321

Source Capital, Inc.

SCHEDULE OF INVESTMENTS - Continued

As of September 30, 2023 (Unaudited)

Number
of Shares		Value
	COMMON STOCKS (Continued)
	ELECTRICAL EQUIPMENT — 2.0%
57,280	TE Connectivity Ltd.	$7,075,798
	ENGINEERING & CONSTRUCTION — 0.6%
2,135,146	McDermott International, Ltd.*,(d),(e)	533,787
21,370	Samsung C&T Corp.	1,704,025
		2,237,812
	ENTERTAINMENT CONTENT — 0.7%
4,347	Epic Games, Inc.(d),(e)	1,234,548
59,772	Nexon Co. Ltd.	1,069,328
		2,303,876
	HEALTH CARE FACILITIES & SVCS — 0.3%
3,606	ICON PLC*	887,978
	INDUSTRIAL SUPPORT SERVICES — 1.0%
21,507	Ferguson PLC	3,537,256
	INSURANCE — 3.8%
129,280	American International Group, Inc.	7,834,368
16,304	Aon PLC Class A	5,286,083
		13,120,451
	INTERNET MEDIA & SERVICES — 4.5%
31,936	Alphabet, Inc. Class A*	4,179,145
23,635	Alphabet, Inc. Class C*	3,116,275
8,390	Delivery Hero SE*,(a)	240,994
14,680	Just Eat Takeaway.com NV*,(a)	182,666
12,456	Meta Platforms, Inc. Class A*	3,739,416
17,364	Naspers Ltd. N Shares	2,774,702
1,609	Netflix, Inc.*	607,558
21,012	Uber Technologies, Inc.*	966,342
		15,807,098
	LEISURE FACILITIES & SERVICES — 0.9%
48,095	Entain PLC	547,377
12,342	Marriott International, Inc. Class A	2,425,943
		2,973,320
	METALS & MINING — 1.3%
788,595	Glencore PLC	4,521,240
	OIL & GAS PRODUCERS — 1.0%
8,000	Gulfport Energy Corp.*	949,280
160,090	Kinder Morgan, Inc.	2,654,292
		3,603,572
	REAL ESTATE SERVICES — 0.1%
2,141	Copper Earn Out Trust(d),(e)	1,841

Source Capital, Inc.

SCHEDULE OF INVESTMENTS - Continued

As of September 30, 2023 (Unaudited)

Number
of Shares		Value
	COMMON STOCKS (Continued)
	REAL ESTATE SERVICES (Continued)
16,058	Copper Property CTL Pass Through Trust(d)	$170,215
		172,056
	RETAIL - DISCRETIONARY — 0.5%
23,348	CarMax, Inc.*	1,651,404
	SEMICONDUCTORS — 4.2%
43,914	Analog Devices, Inc.	7,688,902
4,204	Broadcom, Inc.	3,491,759
16,423	NXP Semiconductors NV	3,283,286
		14,463,947
	TECHNOLOGY HARDWARE — 0.6%
48,093	Nintendo Co. Ltd.	2,004,948
	TECHNOLOGY SERVICES — 0.8%
44,825	LG Corp.	2,783,708
	TRANSPORTATION & LOGISTICS — 0.4%
84,452	PHI Group, Inc.*,(d),(e)	1,541,249
	TRANSPORTATION EQUIPMENT — 0.5%
17,935	Westinghouse Air Brake Technologies Corp.	1,905,952
	TOTAL COMMON STOCKS
	(Cost $110,373,245)	143,706,080
	LIMITED PARTNERSHIPS — 12.1%
55,000	Blue Torch Credit Opportunities Fund II LP(d),(j)	4,416,630
60,000	Clover Private Credit Opportunities Fund LP(d),(j)	4,617,877
55,000	HIG WhiteHorse Direct Lending 2020 LP(d),(j)	3,554,786
80,000	Metro Partners Fund VII LP(d),(j)	8,627,975
80,000	MSD Private Credit Opportunities Fund II LP(d),(j)	2,405,128
30,000	MSD Real Estate Credit Opportunities Fund(d),(j)	1,869,233
55,000	Nebari Natural Resources Credit Fund I LP(d),(j)	4,976,721
30,000	Piney Lake Opportunities Fund LP(d),(j)	3,101,700
18,000	Post Road Special Opportunity Fund II LP(d),(j)	1,690,670
34,745	Silverpeak Credit Opportunities LP(d),(j)	1,828,557
48,500	Silverpeak Special Situations(d),(j)	4,956,672
	TOTAL LIMITED PARTNERSHIPS
	(Cost $37,343,304)	42,045,949
	PREFERRED STOCKS — 0.1%
	ENERGY — 0.0%
21	Gulfport Energy Corp., 10.000%, (e)	12,810
	INDUSTRIALS — 0.1%
908	McDermott International, Ltd., 8.000%, (d),(e)	227,119
	TOTAL PREFERRED STOCKS
	(Cost $83,428)	239,929

Source Capital, Inc.

SCHEDULE OF INVESTMENTS - Continued

As of September 30, 2023 (Unaudited)

Number
of Shares		Value
	SPECIAL PURPOSE ACQUISITION COMPANIES — 0.0%
31	Biote Corp. *	$159
3,497	PowerUp Acquisition Corp.*	38,467
	TOTAL SPECIAL PURPOSE ACQUISITION COMPANIES
	(Cost $35,099)	38,626
	WARRANTS — 0.1%
1,029	Alpha Partners Technology Merger Corp., Expiration Date: March 31, 2028*	53
1,374	American Oncology Network, Inc., Expiration Date: March 31, 2028*	273
3,156	Apollo Strategic Growth Capital II, Expiration Date: December 31, 2027*	248
7,542	Ares Acquisition Corp. A Shares, Expiration Date: December 31, 2027*	4,985
31,363	Atlantic Coastal Acquisition Corp., Expiration Date: December 31, 2027*	878
11,954	Atlantic Coastal Acquisition Corp. II, Expiration Date: June 2, 2028*	837
20,278	BigBear.ai Holdings, Inc., Expiration Date: December 31, 2028*	9,125
94,574	BurTech Acquisition Corp., Expiration Date: December 18, 2026*	1,608
9,146	C5 Acquisition Corp., Expiration Date: May 19, 2028*	339
9,384	Churchill Capital Corp. VII, Expiration Date: February 29, 2028*	2,890
69,686	Cie Financiere Richemont SA, Expiration Date: November 23, 2023*	51,751
13,186	DHC Acquisition Corp., Expiration Date: December 31, 2027*	1,055
26,146	Disruptive Acquisition Corp. I A Shares, Expiration Date: March 6, 2026*	918
12,721	ECARX Holdings, Inc., Expiration Date: December 21, 2027*	572
31,567	Electriq Power Holdings, Inc., Expiration Date: January 25, 2028*	900
39,217	Flame Acquisition Corp., Expiration Date: December 31, 2028*	31,374
18,940	Forest Road Acquisition Corp. II A Shares, Expiration Date: January 15, 2026*	398
4,407	Fusion Acquisition Corp. II A Shares, Expiration Date: December 31, 2027*	1
4,908	Global Partner Acquisition Corp. II, Expiration Date: December 30, 2027*,(e)	—
26,146	Golden Arrow Merger Corp., Expiration Date: July 31, 2027*	946
7,538	Heliogen, Inc., Expiration Date: March 31, 2028*	278
23,622	Landcadia Holdings IV, Inc., Expiration Date: March 29, 2028*	3,307
24,015	MariaDB PLC, Expiration Date: December 16, 2027*	1,472
13,756	Metals Acquisition Ltd., Expiration Date: June 16, 2028*	27,650
16,476	NioCorp Developments Ltd., Expiration Date: March 17, 2028*	9,721
6,999	Northern Star Investment Corp. III, Expiration Date: February 24, 2028*	87
5,407	Northern Star Investment Corp. IV, Expiration Date: December 31, 2027*	109
14,795	Plum Acquisition Corp. I, Expiration Date: December 31, 2028*	888
815	Prenetics Global Ltd., Expiration Date: December 31, 2026*	43
5,878	Ross Acquisition Corp. II, Expiration Date: February 12, 2026*	655
13,618	Slam Corp., Expiration Date: December 31, 2027*	1,860
2,126	Swvl Holdings Corp., Expiration Date: March 31, 2027*	21
25,079	Twelve Seas Investment Co. II, Expiration Date: March 2, 2028*	880
7,210	Virgin Orbit Holdings, Inc., Expiration Date: March 31, 2027*,(e)	—
10,312	Windstream Holdings, Inc., Expiration Date: September 20, 2055*,(d),(e)	92,808
	TOTAL WARRANTS
	(Cost $485,233)	248,930

Source Capital, Inc.

SCHEDULE OF INVESTMENTS - Continued

As of September 30, 2023 (Unaudited)

Number
of Shares		Value
	SHORT-TERM INVESTMENTS — 11.7%
	MONEY MARKET INVESTMENTS — 11.7%
40,782,521	Morgan Stanley Institutional Liquidity Treasury Portfolio - Institutional Class, 5.14%(k)	$40,782,521
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $40,782,521)	40,782,521
	TOTAL INVESTMENTS — 99.9%
	(Cost $318,349,866)	347,363,452
	Other Assets in Excess of Liabilities — 0.1%	430,349
	TOTAL NET ASSETS — 100.0%	$347,793,801

LLC – Limited Liability Company

LP – Limited Partnership

PLC – Public Limited Company

US – United States

*	Non-income producing security.
(a)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities are restricted and may be resold in transactions exempt from registration normally to qualified institutional buyers. The total value of these securities is $61,735,407, which represents 17.75% of Net Assets.
(b)	Variable or floating rate security.
(c)	Bank loans generally pay interest at rates which are periodically determined by reference to a base lending rate plus a premium. All loans carry a variable rate of interest. These base lending rates are generally (i) the Prime Rate offered by one or more major United States banks, (ii) the lending rate offered by one or more European banks such as the London Interbank Offered Rate (“LIBOR”), (iii) the Certificate of Deposit rate, or (iv) Secured Overnight Financing Rate (“SOFR”). Bank Loans, while exempt from registration, under the Securities Act of 1933, contain certain restrictions on resale and cannot be sold publicly. Floating rate bank loans often require prepayments from excess cash flow or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy.
(d)	Restricted securities. These restricted securities constituted 21.51% of total net assets at September 30, 2023, most of which are considered liquid by the Adviser. These securities are not registered and may not be sold to the public. There are legal and/or contractual restrictions on resale. The Fund does not have the right to demand that such securities be registered. The values of these securities are determined by valuations provided by pricing services, brokers, dealers, market makers, or in good faith under policies adopted by authority of the Fund's Board of Directors.
(e)	Level 3 securities fair valued under procedures established by the Board of Trustees, represents 5.45% of Net Assets. The total value of these securities is $18,954,907.
(f)	All or a portion of the loan is unfunded.
(g)	As of September 30, 2023, the Fund had entered into commitments to fund various delayed draw debt-related investments. Such commitments are subject to the satisfaction of certain conditions set forth in the documents governing those investments and there can be no assurance that such conditions will be satisfied.
(h)	Security is in default.
(i)	Perpetual security. Maturity date is not applicable.
(j)	Investment valued using net asset value per share (or its equivalent) as a practical expedient.
(k)	The rate is the annualized seven-day yield at period end.

Source Capital, Inc.

SCHEDULE OF INVESTMENTS - Continued

As of September 30, 2023 (Unaudited)

Restricted Security	Initial Acquisition Date	Cost	Fair Value	Fair Value as a % of Net Assets
ABG Intermediate Holdings 2 LLC, 11.414% (1-Month Term SOFR+600 basis points), 12/20/2029	1/5/2023	$454,800	$492,852	0.14%
Altegrity, Inc.	9/1/2021	-	331,372	0.10%
Apollo Debt Solution Delayed Draw Term Loan, 8.620%, 09/28/2028	8/10/2023	2,333,000	2,333,000	0.67%
Axiom Global, Inc., 10.175% (1-Month Term SOFR+475 basis points), 10/01/2026	11/18/2021	1,714,907	1,670,570	0.48%
Azalea Topco, Inc., 8.945% (3-Month Term SOFR+350 basis points), 07/25/2026	9/20/2021	1,145,062	1,108,411	0.32%
Blue Torch Credit Opportunities Fund II LP	2/16/2021	3,816,396	4,416,630	1.27%
Capstone Acquisition Holdings, Inc. 2020 Delayed Draw Term Loan, 10.165% (1-Month Term SOFR+475 basis points), 11/12/2027	11/12/2020	149,739	144,196	0.04%
Capstone Acquisition Holdings, Inc. 2020 Term Loan, 10.165% (1-Month Term SOFR+475 basis points), 11/12/2027	11/12/2020	2,151,353	2,078,194	0.60%
CB&I STS Delaware LLC, 13.159% (1-Month Term SOFR+750 basis points), 12/31/2026	9/5/2023	2,000,000	1,960,000	0.56%
Centric Commercial Finance Ltd., 11.277% (3-Month Term SOFR+600 basis points), 09/30/2026	10/3/2022	2,478,233	2,508,333	0.72%
Cimpress Public Ltd., 8.930% (1-Month Term SOFR+350 basis points), 05/17/2028	4/30/2021	981,959	977,280	0.28%
Clover Private Credit Opportunities Fund LP	12/13/2021	4,321,090	4,617,877	1.33%
Copper Earn Out Trust	12/7/2020		1,841	0.00%
Copper Property CTL Pass Through Trust	12/5/2017	528,672	170,215	0.05%
Cornerstone OnDemand, Inc., 9.402% (3-Month Term SOFR+375 basis points), 10/15/2028	12/7/2022	65,106	71,606	0.02%
Element Commercial Funding LP, 10.730% (1-Month Term SOFR+575 basis points),09/15/2024	4/14/2023	2,094,500	2,094,500	0.60%
Epic Games, Inc.	6/25/2020	2,499,525	1,234,548	0.35%
Farfetch U.S. Holdings, Inc., 11.576% (3-Month Term SOFR+625 basis points), 10/20/2027	9/28/2022	3,166,986	3,113,528	0.90%
Frontier Communications Holdings LLC, 9.179% (1-Month Term SOFR+375 basis points), 10/08/2027	4/9/2021	1,231,821	1,204,016	0.35%
Heartland Dental LLC/Heartland Dental Finance Corp., 10.500% (1-Month Term SOFR+500 basis points), 04/30/2028	5/5/2023	1,709,665	1,725,000	0.50%
HIG WhiteHorse Direct Lending 2020 LP	7/30/2021	3,752,055	3,554,786	1.02%
Hlend Senior Notes, 8.170%, 03/15/2028	2/16/2023	3,500,000	3,500,000	1.01%
JC Penney Corp., Inc., 9.384% (1-Month USD Libor+425 basis points), 06/23/2025	2/3/2021	-	47	0.00%
Lealand Finance Company B.V. Senior Exit LC, 8.319%, 06/30/2024	11/12/2019	(325,511)	(362,701)	-0.10%
Lealand Finance Company B.V. Senior Exit LC, 10.069%, 06/30/2024	2/28/2020	(11,892)	(1,534,304)	-0.44%
Light Commercial Funding LP, 11.153% (1-Month Term SOFR+600 basis points), 10/31/2026	2/28/2023	1,295,370	1,291,300	0.37%
McDermott International, Ltd.	7/1/2020	2,014,777	533,787	0.15%
McDermott International, Ltd., 8.000%	12/31/2020	64,152	227,119	0.06%
McDermott LC, 9.247%, 12/31/2025	11/12/2019	699,151	216,573	0.06%
McDermott Tanks Escrow LC, 9.997%, 12/31/2026	2/28/2020	228,546	125,781	0.04%
McDermott Tanks Secured LC, 10.066%, 12/31/2026	12/31/2020	(4,094)	(263,948)	-0.08%
McDermott Technology Americas, Inc., 8.429% (1-Month Term SOFR+300 basis points), 06/30/2024	7/1/2020	141,925	99,349	0.03%
McDermott Technology Americas, Inc., 9.429% (1-Month Term SOFR+400 basis points), 06/30/2025	7/1/2020	1,889,377	623,328	0.18%
Metro Partners Fund VII LP	5/13/2021	7,408,141	8,627,975	2.48%
MSD Private Credit Opportunities Fund II LP	3/8/2021	1,713,817	2,405,128	0.69%
MSD Real Estate Credit Opportunities Fund	6/11/2020	1,425,662	1,869,233	0.54%
Nebari Natural Resources Credit Fund I LP	8/18/2020	5,424,962	4,976,721	1.43%
PHI Group, Inc., 2.470%	8/19/2019	690,707	1,541,249	0.44%
Piney Lake Opportunities Fund LP	6/30/2021	2,445,288	3,101,700	0.89%
Polaris Newco, LLC Term Loan B, 9.652% (1-Month Term SOFR+400 basis points), 06/04/2028	6/3/2021	1,142,947	1,095,475	0.31%
Post Road Special Opportunity Fund II LP	1/26/2021	1,549,574	1,690,670	0.49%
Project Myrtle, 7.500% (1-Month Term SOFR+317.9 basis points), 06/15/2025	12/21/2022	867,743	888,449	0.25%
Silverpeak Credit Opportunities LP	11/18/2019	1,181,940	1,828,557	0.53%
Silverpeak Special Situations	6/7/2021	4,304,379	4,956,672	1.43%
Vision Solutions, Inc., 9.863% (3-Month Term SOFR+400 basis points), 05/28/2028	12/7/2022	61,933	70,961	0.02%
WH Borrower LLC, Term Loan B, 10.808% (3-Month Term SOFR+550 basis points), 02/15/2027	2/9/2022	1,114,197	1,149,553	0.33%
Windstream Holdings, Inc.	11/16/2020	316,230	92,808	0.03%
Windstream Services LLC, 11.664% (1-Month Term SOFR+625 basis points), 09/21/2027	8/11/2020	239,866	241,373	0.07%
		$75,974,056	$74,801,610	21.51%